Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands, ¥ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 JPY (¥)
Income Taxes [Line Items]
Effective tax rate			14.44%	15.41%	15.01%
Unified statutory income tax rate under current EIT law			25.00%
Statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors are subject			10.00%
Special withholding tax rate to which dividends paid by a FIE to its foreign non-resident enterprise investors of certain jurisdictions are subject			5.00%
Statutory withholding tax rate for capital gains			10.00%
Operating loss carry forwards		$ 1,240,000	$ 1,240,000			¥ 8,050,000
Accrued withholding tax		91,500	91,500	¥ 594,336	¥ 580,720	592,719
Undistributed earnings no withholding tax has accrued		$ 10,830,000	$ 10,830,000			¥ 70,130,000
High And New Technology Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate			15.00%
Preferential enterprise income tax rate, effective period			3 years
Key Software Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate			10.00%
Preferential enterprise income tax rate, effective period			2 years
Baidu HK
Income Taxes [Line Items]
Income Tax Rate			16.50%
Baidu Japan
Income Taxes [Line Items]
Minimum paid-in capital required for a specified Japan national income tax rate							¥ 100
Maximum paid-in capital required for a specified Japan national income tax rate							¥ 100
Baidu Japan | Minimum
Income Taxes [Line Items]
Effective tax rate			34.00%
Baidu Japan | Maximum
Income Taxes [Line Items]
Effective tax rate			37.00%
Baidu Japan | Up to March 31, 2015 for paid-in capital in excess of JPY100 million
Income Taxes [Line Items]
A specified Japan national income tax rate	25.50%
Baidu Japan | From April 1, 2015 for paid-in capital in excess of JPY100 million
Income Taxes [Line Items]
A specified Japan national income tax rate		23.90%
Baidu Japan | From April 1, 2015 on first JPY8 million for paid-in capital equals JPY100 million or less
Income Taxes [Line Items]
A specified Japan national income tax rate		15.00%
Baidu Japan | From April 1, 2015 on the portion over JPY8 million for paid-in capital equals JPY100 million or less
Income Taxes [Line Items]
A specified Japan national income tax rate		23.90%
Baidu Online | High And New Technology Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate			15.00%
Baidu Online | Key Software Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate				10.00%
Certain PRC Subsidiaries and VIEs | High And New Technology Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate			15.00%
Certain PRC Subsidiaries and VIEs | Expiration Period One | High And New Technology Enterprise
Income Taxes [Line Items]
Tax holiday, expiration year			2016
Certain PRC Subsidiaries and VIEs | Expiration Period Two | High And New Technology Enterprise
Income Taxes [Line Items]
Tax holiday, expiration year			2017
Certain PRC Subsidiaries and VIEs | Expiration Period Three | High And New Technology Enterprise
Income Taxes [Line Items]
Tax holiday, expiration year			2018
PRC
Income Taxes [Line Items]
Net operating loss carryforward period			5 years
Net operating loss carryforwards begins to expire			2018
PRC | Maximum
Income Taxes [Line Items]
Time period that tax authorities could conduct examinations of entity's tax filings			5 years
PRC | Earliest Tax Year
Income Taxes [Line Items]
Tax years remain open to examination by respective taxing jurisdictions			2011
PRC | Latest Tax Year
Income Taxes [Line Items]
Tax years remain open to examination by respective taxing jurisdictions			2015
Japan
Income Taxes [Line Items]
Net operating loss carryforward period			9 years
Net operating loss carryforwards begins to expire			2018